Taxation - Tax Loss Carryforwards and Corresponding Jurisdictions (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Argentina
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 22,158
Expiration period	5 years
Argentina | 2019
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 426
Argentina | 2020
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	768
Argentina | 2021
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	16
Argentina | 2022
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	18,856
Argentina | 2023
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	2,092
Brazil
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	135,479
Uruguay
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 5,173
Expiration period	5 years
Luxembourg
Disclosure Of Income Tax Jurisdiction [Line Items]
Tax loss carry forward	$ 16,866